UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3563

MONEY MARKET VARIABLE ACCOUNT

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2008

ITEM 1.	SCHEDULE OF INVESTMENTS.

PROFESSIONALLY MANAGED COMBINATION

FIXED/VARIABLE ANNUITIES

FOR PERSONAL INVESTMENTS AND

QUALIFIED RETIREMENT PLANS

QUARTERLY PORTFOLIO HOLDINGS • September 30, 2008

Money Market Variable Account

Issued by

Sun Life Assurance Company of Canada (U.S),

A Wholly Owned Subsidiary of

Sun Life of Canada (U.S.) Holdings, Inc.

PORTFOLIO OF INVESTMENTS 9/30/08 (Unaudited)

Money Market Variable Account

Issuer	Shares/Par	Value ($)
CERTIFICATES OF DEPOSIT - 11.7%
Financial Institutions - 3.0%
Swedbank AB, NY, 2.87%, due 10/14/08	$1,280,000	$1,280,000

Major Banks - 5.7%
Barclays Bank PLC, NY, 2.8%, due 11/20/08	$1,250,000	$1,250,000
Wachovia Corp., 2.7%, due 10/06/08	1,200,000	1,200,000

		$2,450,000

Other Banks & Diversified Financials - 3.0%
DEPFA Bank PLC, NY, 3.15%, due 12/29/08	$1,280,000	$1,280,000

Total Certificates of Deposit, at Amortized Cost and Value		$5,010,000

COMMERCIAL PAPER (y) - 63.5%
Automotive - 4.0%
Toyota Motor Credit Corp., 2.43%, due 11/07/08	$405,000	$403,989
Toyota Motor Credit Corp., 2.55%, due 11/05/08	1,300,000	1,296,777
Toyota Motor Credit Corp., 5%, due 10/01/08	15,000	15,000

		$1,715,766

Brokerage & Asset Managers - 7.9%
Goldman Sachs Group, Inc., 2.33%, due 10/14/08	$1,310,000	$1,308,898
Merrill Lynch & Co., Inc., 2.86%, due 10/10/08	17,000	16,988
Merrill Lynch & Co., Inc., 3.15%, due 12/22/08	1,293,000	1,283,723
Merrill Lynch & Co., Inc., 3.3%, due 2/02/09	400,000	395,453
Morgan Stanley, 3.19%, due 3/09/09	400,000	394,364

		$3,399,426

Computer Software - 4.0%
Microsoft Corp., 1.5%, due 10/02/08	$1,718,000	$1,717,928

Consumer Goods & Services - 3.0%
Proctor & Gamble Co., 2.1%, due 10/10/08 (t)	$1,307,000	$1,306,314

Electrical Equipment - 4.0%
General Electric Co., 2%, due 10/01/08	$1,715,000	$1,715,000

Financial Institutions - 6.6%
Cargill, Inc., 2.4%, due 11/07/08 (t)	$1,139,000	$1,136,190
Lloyds TSB Bank PLC, 2.35%, due 10/10/08	1,696,000	1,695,004

		$2,831,194

Food & Beverages - 3.0%
Hershey Foods Corp., 2.18%, due 10/09/08 (t)	$1,307,000	$1,306,367

Insurance - 1.2%
Genworth Financial, Inc., 2.4%, due 10/16/08 (t)	$500,000	$499,500

Major Banks - 22.4%
Abbey National North America LLC, 2.81%, due 11/10/08	$1,010,000	$1,006,847
ABN-AMRO North America Finance, Inc., 2.99%, due 3/12/09	1,290,000	1,272,643
Bank of America Corp., 2.98%, due 3/05/09	627,000	618,955
BNP Paribas Finance, Inc., 2.485%, due 10/14/08	399,000	398,642
Credit Suisse, Inc., 2.6%, due 10/14/08	1,125,000	1,123,944
JPMorgan Chase & Co., 2.64%, due 10/20/08	1,300,000	1,298,189
Natexis Banques Populaires US Financial Company LLC, 2.741%, due 10/14/08	1,310,000	1,308,703
Societe Generale North America, Inc., 2.77%, due 10/17/08	1,310,000	1,308,387
Wells Fargo & Co., 2.35%, due 11/21/08	1,291,000	1,286,702

		$9,623,012

Medical Equipment - 2.3%
Pfizer Inc., 1.8%, due 10/07/08 (t)	$1,000,000	$999,700

Network & Telecom - 2.1%
AT&T, Inc., 2.23%, due 10/20/08 (t)	$891,000	$889,951

Other Banks & Diversified Financials - 3.0%
UBS Finance Delaware LLC, 2.88%, due 10/27/08	$500,000	$498,960
UBS Finance Delaware LLC, 3.125%, due 3/09/09	786,000	775,152

		$1,274,112

Total Commercial Paper, at Amortized Cost and Value		$27,278,270

U.S. GOVERNMENT AGENCIES (y) - 8.2%
Fannie Mae, 2.38%, due 11/10/08	$1,050,000	$1,047,223
Farmer Mac, 1.5%, due 10/14/08	472,000	471,744
Federal Home Loan Bank, 0.1%, due 10/01/08	848,000	848,000
Freddie Mac, 2.85%, due 4/06/09	1,187,000	1,169,428

Total U.S. Government Agencies, at Amortized Cost and Value		$3,536,395

REPURCHASE AGREEMENTS - 16.5%
Merrill Lynch & Co., 0.15%, dated 9/30/08, due 10/01/08, total to be received $2,820,012 (secured by U.S. Treasury and Federal Agency obligations and Mortgage Backed securities in a jointly traded account)	$2,820,000	$2,820,000

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PORTFOLIO OF INVESTMENTS 9/30/08 (Unaudited) - continued

Money Market Variable Account

Issuer	Shares/Par	Value ($)
REPURCHASE AGREEMENTS - continued
Morgan Stanley,1.5%, dated 9/30/08, due 10/01/08, total to be received $4,289,179 (secured by U.S. Treasury and Federal Agency obligations and Mortgage Backed securities in a jointly traded account)	$4,289,000	$4,289,000

Total Repurchase Agreements		$7,109,000

Total Investments, at Amortized Cost and Value		$42,933,665

OTHER ASSETS, LESS LIABILITIES - 0.1%		45,913

NET ASSETS - 100.0%		$42,979,578

(t)	Security exempt from registration with the U.S. Securities and Exchange Commission under Section 4(2) of the Securities Act of 1933.

(y)	The rate shown represents an annualized yield at time of purchase.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

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Money Market Variable Account

Supplemental Information (Unaudited) 9/30/08

(1) Fair Value Disclosure

The variable account adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”) in this reporting period. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the variable account’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument. The following is a summary of the levels used as of September 30, 2008 in valuing the variable account’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$—	$42,933,665	$—	$42,933,665
Other Financial Instruments		$—	$—	$—

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ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MONEY MARKET VARIABLE ACCOUNT

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President

Date: November 17, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President (Principal Executive Officer)

Date: November 17, 2008

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: November 17, 2008

*	Print name and title of each signing officer under his or her signature.